Segment analysis - Segment assets and segment revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($)
Segment analysis
Number of customers with a percentage of total revenues greater than 10% | customer	0	0	1
TOTAL ASSETS	$ 11,191	$ 10,851	$ 6,902	$ 7,425
Revenue	8,596	7,014	5,795
Non-current assets	7,725	7,608	4,692	$ 5,122
United States
Segment analysis
Revenue	3,261	2,695	2,227
Non-current assets	2,218	2,307
United Kingdom
Segment analysis
Revenue	879	801	738
Non-current assets	676	556
Germany
Segment analysis
Revenue	801	726	639
Non-current assets	1,025	801
Luxembourg
Segment analysis
Revenue	3	2	$ 2
Non-current assets	$ 0	$ 0